Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 2,239,087	$ 2,242,156	[1]	$ 2,703,131
Cash and cash equivalents	461,924	384,761	[1]	642,206		$ 1,022,613
Other current financial assets	982	19,588	[1]	77,226
Other current non-financial assets	172,555	153,708	[1]	114,576
Trade and other receivables, current	1,386,241	1,495,258	[1]	1,652,333
Current receivables due from related parties	61,811	42,935	[1]	57,317
Inventories	68,121	65,400	[1]	66,994
Current tax assets	87,453	80,506	[1]	92,479
TOTAL NON-CURRENT ASSETS	10,664,572	10,522,930	[1]	10,788,433
Other non-current financial assets	24,070	4,663	[1]	13,228
Other non-current non-financial assets	14,486	149,126	[1]	271,792
Trade and other non-current receivables	1,105,384	1,163,370	[1]	1,030,279
Investments accounted for using the equity method	46,468	32,820	[1]	28,906
Intangible assets other than goodwill	292,790	294,391	[1]	222,329
Goodwill	902,193	892,402	[1]	1,008,374
Property, plant and equipment	7,763,436	7,579,693	[1]	7,809,860
Investment property	7,930	7,201	[1]	8,369
Right-of-use assets	379,863	273,579	[1]	306,745
Deferred tax assets	127,952	125,685	[1]	88,551
TOTAL ASSETS	12,903,659	12,765,086	[1]	13,491,564
TOTAL CURRENT LIABILITIES	2,473,336	2,251,458	[1]	3,185,331	[1]
Other current financial liabilities	322,082	84,003	[1]	701,175	[1]
Current lease liabilities	41,518	26,982	[1]	27,520	[1]
Trade and other payables, current	1,533,475	1,535,871	[1]	1,669,660	[1]
Current payables to related parties	371,919	299,362	[1]	527,383	[1]
Other current provisions	30,702	51,534	[1]	28,676	[1]
Current tax liabilities	110,030	189,742	[1]	182,537	[1]
Other current non-financial liabilities	63,610	63,964	[1]	48,380	[1]
TOTAL NON-CURRENT LIABILITIES	4,880,816	5,168,326	[1]	4,878,371	[1]
Other non-current financial liabilities	2,170,328	2,382,396	[1]	2,171,325	[1]
Non-current lease liabilities	368,679	268,670	[1]	278,097	[1]
Trade and other payables non-current	985,569	969,504	[1]	678,966	[1]
Non-current payables to related parties	861,531	1,019,514	[1]	1,179,760	[1]
Other long-term provisions	214,175	216,031	[1]	241,245	[1]
Deferred tax liabilities	200,452	208,635	[1]	196,681	[1]
Non-current provisions for employee benefits	64,058	65,831	[1]	71,621	[1]
Other non-current non-financial liabilities	16,024	37,745	[1]	60,676	[1]
TOTAL EQUITY	5,549,507	5,345,302	[1]	5,427,862	[1]	5,151,639
Equity attributable to shareholders of Enel Chile	5,175,869	4,976,415	[1]	5,068,953	[1]
Share and paid-in capital	3,895,895	5,964,284	[1]	5,964,284	[1]
Retained earnings	3,011,147	3,781,518	[1]	3,855,606	[1]
Other reserves	(1,731,173)	(4,769,387)	[1]	(4,750,937)	[1]	$ (4,474,626)
Non-controlling interests	373,638	368,887	[1]	358,909	[1]
TOTAL LIABILITIES AND EQUITY	12,903,659	12,765,086	[1]	13,491,564	[1]
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	1,927,828	2,111,719		2,187,325
Cash and cash equivalents	269,980	267,233		242,639
Other current financial assets	418	19,018		74,189
Other current non-financial assets	115,156	110,148		72,019
Trade and other receivables, current	515,295	805,172		1,040,646
Current receivables due from related parties	950,875	844,719		686,554
Inventories	57,840	53,553		58,075
Current tax assets	18,264	11,876		13,203
TOTAL NON-CURRENT ASSETS	7,257,546	7,367,340		7,722,881
Other non-current financial assets	21,357	2,335		13,228
Other non-current non-financial assets	11,982	146,694		265,723
Trade and other non-current receivables	3,098	8,409		5,102
Non-current receivables due from related parties		78,426		175,547
Investments accounted for using the equity method	46,468	32,820		22,814
Intangible assets other than goodwill	205,682	207,673		124,718
Goodwill	35,958	35,936		39,479
Property, plant and equipment	6,548,093	6,566,259		6,752,536
Right-of-use assets	349,835	249,284		286,500
Deferred tax assets	35,073	39,504		37,234
TOTAL ASSETS	9,185,374	9,479,059		9,910,206
TOTAL CURRENT LIABILITIES	2,073,165	1,722,904		2,355,023
Other current financial liabilities	60,454	76,710		543,344
Current lease liabilities	30,810	21,745		21,379
Trade and other payables, current	796,325	966,711		1,142,500
Current payables to related parties	1,081,485	470,540		524,982
Other current provisions	29,321	30,389		25,162
Current tax liabilities	42,569	122,281		71,199
Other current non-financial liabilities	32,201	34,528		26,457
TOTAL NON-CURRENT LIABILITIES	3,090,766	3,779,514		3,702,578
Other non-current financial liabilities	448,301	475,894		540,965
Non-current lease liabilities	343,462	246,373		248,413
Trade and other payables non-current	190	552		203
Non-current payables to related parties	1,884,273	2,605,647		2,392,910
Other long-term provisions	172,976	179,418		233,752
Deferred tax liabilities	206,695	214,551		203,195
Non-current provisions for employee benefits	19,766	20,486		23,527
Other non-current non-financial liabilities	15,103	36,593		59,613
TOTAL EQUITY	4,021,443	3,976,641		3,852,605
Equity attributable to shareholders of Enel Chile	4,021,443	3,976,641		3,852,605
Share and paid-in capital	1,154,003	1,152,839		1,226,860
Retained earnings	2,567,894	2,509,467		2,511,029
Share premiums	85,815	85,815		97,491
Other reserves	213,731	228,520		17,225
TOTAL LIABILITIES AND EQUITY	9,185,374	9,479,059		9,910,206
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	850,303	672,130		611,474
Cash and cash equivalents	2,827	2,707		3,353
Other current financial assets	89	24		1,277
Other current non-financial assets	6,073	5,152		5,480
Trade and other receivables, current	830,126	655,629		564,228
Current receivables due from related parties	5,652	3,395		28,448
Inventories	4,407	4,884		6,527
Current tax assets	1,129	339		2,161
TOTAL NON-CURRENT ASSETS	2,355,246	2,221,487		2,108,249
Other non-current non-financial assets	2,420	1,779		4,507
Trade and other non-current receivables	1,019,819	1,095,383		915,069
Intangible assets other than goodwill	78,347	74,851		88,010
Goodwill	2,485	2,248		2,554
Property, plant and equipment	1,196,541	998,692		1,055,102
Right-of-use assets	8,905	1,898		2,790
Deferred tax assets	46,729	46,636		40,217
TOTAL ASSETS	3,205,549	2,893,617		2,719,723
TOTAL CURRENT LIABILITIES	925,598	778,406		656,695
Other current financial liabilities				1,098
Current lease liabilities	5,646	866		1,477
Trade and other payables, current	633,215	497,070		337,153
Current payables to related parties	261,286	243,484		302,235
Other current provisions		17,120		206
Other current non-financial liabilities	25,451	19,866		14,526
TOTAL NON-CURRENT LIABILITIES	1,511,192	1,441,982		1,266,059
Non-current lease liabilities	5,941	1,340		2,208
Trade and other payables non-current	985,379	968,952		678,432
Non-current payables to related parties	452,541	408,597		550,651
Other long-term provisions	40,976	36,613		7,493
Non-current provisions for employee benefits	25,778	25,706		26,212
Other non-current non-financial liabilities	577	774		1,063
TOTAL EQUITY	768,759	673,229		796,969
Equity attributable to shareholders of Enel Chile	768,759	673,229		796,969
Share and paid-in capital	196,954	178,199		202,445
Retained earnings	872,340	763,531		899,445
Share premiums	303	274		312
Other reserves	(300,838)	(268,775)		(305,233)
TOTAL LIABILITIES AND EQUITY	3,205,549	2,893,617		2,719,723
Material reconciling items [member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(539,044)	(541,693)		(95,668)
Cash and cash equivalents	189,117	114,821		396,214
Other current financial assets	475	546		1,760
Other current non-financial assets	51,326	38,408		37,077
Trade and other receivables, current	40,820	34,457		47,459
Current receivables due from related parties	(894,716)	(805,179)		(657,685)
Inventories	5,874	6,963		2,392
Current tax assets	68,060	68,291		77,115
TOTAL NON-CURRENT ASSETS	1,051,780	934,103		957,303
Other non-current financial assets	2,713	2,328
Other non-current non-financial assets	84	653		1,562
Trade and other non-current receivables	82,467	59,578		110,108
Non-current receivables due from related parties		(78,426)		(175,547)
Investments accounted for using the equity method				6,092
Intangible assets other than goodwill	8,761	11,867		9,601
Goodwill	863,750	854,218		966,341
Property, plant and equipment	18,802	14,742		2,222
Investment property	7,930	7,201		8,369
Right-of-use assets	21,123	22,397		17,455
Deferred tax assets	46,150	39,545		11,100
TOTAL ASSETS	512,736	392,410		861,635
TOTAL CURRENT LIABILITIES	(525,427)	(249,852)		173,613
Other current financial liabilities	261,628	7,293		156,733
Current lease liabilities	5,062	4,371		4,664
Trade and other payables, current	103,935	72,090		190,007
Current payables to related parties	(970,852)	(414,662)		(299,834)
Other current provisions	1,381	4,025		3,308
Current tax liabilities	67,461	67,461		111,338
Other current non-financial liabilities	5,958	9,570		7,397
TOTAL NON-CURRENT LIABILITIES	278,858	(53,170)		(90,266)
Other non-current financial liabilities	1,722,027	1,906,502		1,630,360
Non-current lease liabilities	19,276	20,957		27,476
Trade and other payables non-current				331
Non-current payables to related parties	(1,475,283)	(1,994,730)		(1,763,801)
Other long-term provisions	223
Deferred tax liabilities	6,243	5,916		6,514
Non-current provisions for employee benefits	18,514	19,639		21,882
Other non-current non-financial liabilities	344	378
TOTAL EQUITY	759,305	695,432		778,288
Equity attributable to shareholders of Enel Chile	759,305	695,432		778,288
Share and paid-in capital	2,544,938	4,633,246		4,534,979
Retained earnings	(429,087)	508,521		445,132
Share premiums	(86,118)	(86,090)		(97,803)
Other reserves	(1,270,428)	(4,360,245)		(4,104,020)
TOTAL LIABILITIES AND EQUITY	$ 512,736	$ 392,410		$ 861,635

[1]	See Note 3.